Short Term Debt (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Oct. 11, 2018	Mar. 23, 2018	Mar. 07, 2018	Mar. 22, 2017	Mar. 08, 2017
Revolving Credit Facility [Member] | TECO Energy Inc. and TECO Finance Inc. [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 400	$ 300
Line of Credit Facility, Additional Amount Available From Request					100
Accounts Receivable Revolving Credit Facility | Tampa Electric Division [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 150
Line of Credit Facility, Expiration Date	Mar. 22, 2021	Mar. 23, 2018
Finance Term Credit Facility [Member] | Tampa Electric Division [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 300
Finance Term Credit Facility [Member] | TECO Energy Inc. and TECO Finance Inc. [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					500		$ 400
Line of Credit Facility, Expiration Date	Mar. 08, 2019
Line of Credit Facility, Additional Amount Available From Request					$ 100